Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 3,309,017	¥ 3,394,610
Carried at fair value	[1]	2,045,084	2,074,585
Total		5,354,101	5,469,195
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		7,803	8,066
Carried at fair value	[1]	2,268	1,514
Total		10,071	9,580
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		3,316,820	3,402,676
Carried at fair value	[1]	2,047,352	2,076,099
Total		5,364,172	5,478,775
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		975,225	915,962
Carried at fair value	[1]
Total		975,225	915,962
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		725,420	608,332
Carried at fair value	[1]
Total		725,420	608,332
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost
Carried at fair value	[1]
Total
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,608,372	1,870,316
Carried at fair value	[1]	2,045,084	2,074,585
Total		¥ 3,653,456	¥ 3,944,901

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.